ORGANIZATION AND PRINCIPAL ACTIVITIES	3 Months Ended
Jun. 30, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Fifth Season International, Inc. (the “Company” or “Fifth Season International”) was incorporated in the State of Delaware on October 5, 2007. It did not engage in any operations and was an inactive “shell” company from its inception until its reverse acquisition with The Fifth Season (Hong Kong) International Group Limited “Fifth Season HK” on March 31, 2011.

On March 3, 2011, Fifth Season International completed a reverse acquisition transaction through a share exchange with Fifth Season HK and its stockholders Cheng Chushing, Shaoping Lu and Power Guide Investment Limited, whereby Fifth Season International acquired 100% of the issued and outstanding capital stock of Fifth Season HK by issuing 391,543,500 shares to the Fifth Season HK’s stockholders, which constituted 98% of its issued and outstanding shares on a fully-diluted basis of Fifth Season International after the consummation of the reverse acquisition. As a result of the reverse acquisition, Fifth Season HK became Fifth Season International’ wholly-owned subsidiary, The share exchange transaction with Fifth Season HK was treated as a reverse acquisition, with Fifth Season HK as the accounting acquirer and Fifth Season International as the acquired party.

Fifth Season HK is a holding company and, through its consolidated subsidiaries, is principally engaged in the investment, management, assignment, and lease of commercial properties, as well as the operations of department stores; trading and online sales of goods; and hotel management in the People’s Republic of China (“PRC”). Fifth Season International, Fifth Season HK and its subsidiaries are collectively referred to as the “Group.”

Details of the Company’s subsidiaries are summarized as follows:

	Date of	Place of	Percentage of
Company	establishment	establishment	ownership	Principal activities

Fifth Season HK	February 2, 2007	Hong Kong	100%	Investment

Business Real	November 19,	Hong Kong	100%	Investment
Estates (China)	2008
Investment
Holding Group
Co., Ltd.,

The Fifth Season	November 6,	PRC	100%	Online trading of goods
(Zhejiang)	2009
Technology Co.,
Ltd

The Fifth Season	September 15,	PRC	100%	Marketing and trading of
(Zhejiang) Trade	2009			goods
Co., Ltd

Kairui (Hangzhou)	August 2, 2010	PRC	100%	Investment, managing and
Commercial				leasing commercial
Property				properties
Management Co.,
Ltd

The Fifth Season	August 12, 2008	PRC	100%	Investing, managing and
Hangzhou				leasing commercial
Department Store				properties
Investment
Management Co.,
Ltd

The Fifth Season	September 3,	PRC	100%	Managing and leasing
Jiashan Investment	2009			commercial properties and
Management Co.,				hotel management
Ltd

The Fifth Season	November 9,	PRC	100%	Managing and leasing
Wuxi Commercial	2009			commercial properties
Management Co.,
Ltd

The Fifth Season	November 27,	PRC	100%	Managing and leasing
Liyang Investment	2009			commercial properties
Management Co.,
Ltd

The Fifth Season	August 5, 2010	PRC	100%	Managing and leasing
Tengzhou				commercial properties
Enterprise
Management Co.,
Ltd

The Fifth Season	November 3,	PRC	100%	Managing and leasing
Zibo Jiadu	2010			commercial properties
Commerce Co.,
Ltd

Shanghai Jiadu	May 11, 2007	PRC	100%	Managing and leasing
Commercial				commercial properties
Management Co.,
Ltd

Shanghai Lomo	September 2,	PRC	100%	Managing and leasing
Industrial Co., Ltd	2008			commercial properties

The Fifth Season	December 8, 2009	PRC	100%	Investing, managing and
Shangdong				leasing commercial
Commercial				properties
Investment Co.,
Ltd

The Fifth Season	April 26, 2010	PRC	100%	Managing and leasing
Lomo Commerce				commercial properties;
Co., Ltd

The Fifth Season	January 26, 2011	PRC	51%	Investing, managing and
Tengzhou Property				developing commercial
Development Co.,				properties
Ltd

The Fifth Season	March 22, 2011	PRC	100%	Marketing and trading of
Shandong Trade				goods
Co., Ltd

Zibo Longyun	August 12, 2002	PRC	100%	Marketing and trading of
Industrial and				goods. Investing, managing
Trade Co., Ltd				and leasing commercial
				properties

The Fifth Season	April 1, 2011	PRC	100%	Managing and leasing
Binzhou				commercial properties
Commerce Co.,
Ltd.

As of June 30, 2011, the Fifth Season Jiashan Investment Management Co., Ltd had not started its hotel management business.

The Fifth Season Binzhou Commerce Co., Ltd was established by the Fifth Season Shangdong Commercial Investment Co., Ltd in April 2011.